Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended	84 Months Ended
	Dec. 31, 2013 site	Mar. 31, 2014	Dec. 31, 2013 Murphy Oil USA, Inc. [Member] site	Dec. 31, 2013 Murphy Oil USA, Inc. [Member] lawsuit
Commitments And Contingencies [Line Items]
Number of Superfund sites for which company may be liable	2
Number of indemnified Superfund sites			1
Number of lawsuits				8
Workers' compensation deductible (per occurrence)	500,000	500,000
Workers' compensation accrued liability	$ 3.6	$ 4.6
Outstanding contingent liabilities	$ 18.6	$ 15.3